Equity Capital Structure, Series A Preferred Shares Redemption (Details) - USD ($)		12 Months Ended
	Dec. 08, 2021	Dec. 31, 2021
Preferred Shares [Abstract]
Redemption of Series A Preferred Shares		$ 14,400,000
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Shares redeemed (in shares)	480,000
Liquidation preference per share (in dollars per share)	$ 30
Redemption of Series A Preferred Shares	$ 14,400,000
Accumulated, due or overdue dividends		0
Retained Earnings [Member]
Preferred Shares [Abstract]
Redemption of Series A Preferred Shares		$ 11,772,157